UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2474

Midas Dollar Reserves, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY (Address of principal executive offices)	10005 (Zip code)

Thomas B. Winmill, President
Midas Dollar Reserves, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1. Schedule of Investments

September 30, 2005 (Unaudited)

U.S. Government Agencies - 100.65%	Discount (a)	Principal Amount	Value (b)
Federal Home Loan Bank, 10/11/2005	3.41	$ 955,000	$ 954,064
Federal Home Loan Bank, 1/09/2006	3.66	960,000	950,240
Federal Home Loan Bank, 1/24/2006	3.83	725,000	716,131
Federal National Mortgage Association, 11/09/2005	3.59	720,000	717,200
Federal National Mortgage Association, 12/09/2005	3.60	575,000	571,033
Freddie Mac, 10/04/2005	3.39	750,000	749,788
Freddie Mac, 10/18/2005	3.44	925,000	923,497
Freddie Mac, 10/26/2005	3.47	875,000	872,891
Freddie Mac, 11/01/2005	3.51	600,000	598,187
Freddie Mac, 11/15/2005	3.60	825,000	821,287
Freddie Mac, 11/22/2005	3.60	1,025,000	1,019,670
Freddie Mac, 11/29/2005	3.58	1,000,000	994,133
Freddie Mac, 12/06/2005	3.68	975,000	968,423
Freddie Mac, 12/13/2005	3.71	825,000	818,793
Freddie Mac, 12/20/2005	3.70	1,020,000	1,011,613
Freddie Mac, 12/27/2005	3.73	750,000	743,239
Freddie Mac, 12/30/2005	3.61	1,150,000	1,139,621

TOTAL U.S. GOVERNMENT AGENCIES (Cost $14,569,810)			14,569,810

TOTAL INVESTMENTS (Cost $14,569,810) - 100.65%			$14,569,810

Liabilities in excess of cash and other assets - (0.65)%			(93,964)

TOTAL NET ASSETS - 100.00%			$14,475,846

(a) Discount rate at the time of purchase, or coupon for coupon-bearing securities.
(b) Cost of investments for financial reporting and for Federal income tax purposes is the same as value.

Item 2. Controls and Procedures

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2005

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)